Expense Example	Dec. 29, 2025 USD ($)
Green California Tax-Free Income Fund - Investor Shares [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 83
Expense Example, with Redemption, 3 Years	259
Expense Example, with Redemption, 5 Years	450
Expense Example, with Redemption, 10 Years	1,002
S&P 500 Index Fund - Investor Shares [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	53
Expense Example, with Redemption, 3 Years	165
Expense Example, with Redemption, 5 Years	285
Expense Example, with Redemption, 10 Years	630
S&P 500 Index Fund - K Shares [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	104
Expense Example, with Redemption, 3 Years	323
Expense Example, with Redemption, 5 Years	559
Expense Example, with Redemption, 10 Years	1,231
S&P MidCap Index Fund - Investor Shares [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	74
Expense Example, with Redemption, 3 Years	232
Expense Example, with Redemption, 5 Years	401
Expense Example, with Redemption, 10 Years	886
S&P MidCap Index Fund - K Shares [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	125
Expense Example, with Redemption, 3 Years	389
Expense Example, with Redemption, 5 Years	672
Expense Example, with Redemption, 10 Years	1,475
S&P SmallCap Index Fund - Investor Shares [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	88
Expense Example, with Redemption, 3 Years	274
Expense Example, with Redemption, 5 Years	477
Expense Example, with Redemption, 10 Years	1,061
S&P SmallCap Index Fund - K Shares [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	138
Expense Example, with Redemption, 3 Years	431
Expense Example, with Redemption, 5 Years	745
Expense Example, with Redemption, 10 Years	1,635
Shelton Equity Income Fund - Investor Shares [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	65
Expense Example, with Redemption, 3 Years	205
Expense Example, with Redemption, 5 Years	357
Expense Example, with Redemption, 10 Years	798
Shelton Equity Income Fund - K Shares [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	116
Expense Example, with Redemption, 3 Years	362
Expense Example, with Redemption, 5 Years	628
Expense Example, with Redemption, 10 Years	1,386
Nasdaq-100 Index Fund - Institutional Shares [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	28
Expense Example, with Redemption, 3 Years	113
Expense Example, with Redemption, 5 Years	207
Expense Example, with Redemption, 10 Years	481
Nasdaq-100 Index Fund - Investor Shares [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	53
Expense Example, with Redemption, 3 Years	193
Expense Example, with Redemption, 5 Years	345
Expense Example, with Redemption, 10 Years	787
Nasdaq-100 Index Fund - K Shares [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	79
Expense Example, with Redemption, 3 Years	272
Expense Example, with Redemption, 5 Years	481
Expense Example, with Redemption, 10 Years	1,085
U.S. Government Securities Fund - Investor Shares [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	78
Expense Example, with Redemption, 3 Years	327
Expense Example, with Redemption, 5 Years	595
Expense Example, with Redemption, 10 Years	1,363
U.S. Government Securities Fund - K Shares [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	128
Expense Example, with Redemption, 3 Years	480
Expense Example, with Redemption, 5 Years	856
Expense Example, with Redemption, 10 Years	1,912
The United States Treasury Trust - Investor Shares [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	90
Expense Example, with Redemption, 3 Years	281
Expense Example, with Redemption, 5 Years	488
Expense Example, with Redemption, 10 Years	1,084
Shelton Sustainable Equity Fund - Investor Shares [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	128
Expense Example, with Redemption, 3 Years	400
Expense Example, with Redemption, 5 Years	692
Expense Example, with Redemption, 10 Years	1,523
Shelton Sustainable Equity Fund - Institutional Shares [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	103
Expense Example, with Redemption, 3 Years	322
Expense Example, with Redemption, 5 Years	558
Expense Example, with Redemption, 10 Years	$ 1,236